Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 4,658	$ 851
Accounts receivable	9	79
Other receivables	8	8
Security deposit	23	7
Prepaid expenses	15	1
Inventory	38	15
Total current assets	4,751	961
Non-current assets
Security deposit	17	17
Property and equipment	11	1
Total assets	4,779	979
Current liabilities
Accounts payable and accrued liabilities	849	2,230
Total liabilities	849	2,230
Stockholders’ Equity (Deficit)
Share capital - unlimited authorized shares at no par value 62,259 and 56,378 shares outstanding at September 30, 2018 and December 31, 2017, respectively	121,684	108,196
Share capital subscription receivable	(868)	(718)
Additional paid-in capital	35,507	35,790
Accumulated deficit	(152,393)	(144,519)
Total Stockholders' equity (deficit)	3,930	(1,251)
Total liabilities and stockholders’ equity (deficit)	$ 4,779	$ 979